Stock-based Compensation - Schedule of changes in stock options outstanding, USD exercise price (Details) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Outstanding
Exercised	(600,000)
USD exercise price [Member]
Outstanding
Beginning Balance	1,450,400	0
Change in exercise price		1,605,015
Expired		(54,615)
Exercised	(600,000)	(100,000)
Ending Balance	850,400	1,450,400
Weighted average exercise price
Beginning Balance	$ 2.53	$ 0
Change in exercise price		2.62
Expired		(7.75)
Exercised	(1.21)	(1.09)
Ending Balance	$ 3.47	$ 2.53